SUPPLEMENT DATED APRIL 28, 2025
                 TO THE VARIABLE ANNUITY PROSPECTUSES
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               AMERICAN GENERAL LIFE INSURANCE COMPANY

                       SEPARATE ACCOUNT D
                 Individual Variable Annuity (aka AGVU)
                 Individual Variable Annuity (aka AGVH)
                    Generations Variable Annuity
                   Platinum Investor Variable Annuity

      THE UNITED STATES LIFE INSURANCE COMPANY IN THE CITY OF NEW YORK

                      SEPARATE ACCOUNT USL A
                    Generations Variable Annuity
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You should read this information carefully and retain this supplement for future reference together with the prospectus for your policy.

This supplement describes a change to investment options available under your contract.

Effective on or about April 30, 2025, BlackRock Investment Management, LLC became a sub-advisor to the Funds listed below.

* VALIC Company I International Equities Index Fund
* VALIC Company I Mid Cap Index Fund
* VALIC Company I Nasdaq-100 Index Fund
* VALIC Company I Small Cap Index Fund
* VALIC Company I Stock Index Fund


Should you have any questions, you may contact our Annuity Service Center at (800) 277-0914.